Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies Disclosure [Abstract]
Schedule of Other Commercial Commitments
The Company has the following guarantee commitments:

(In $ millions)	June 30, 2026	December 31, 2025
Bank guarantees, letters of credit and performance bonds (1)	47.3	38.0
(1) $26.5 million is guaranteed under our $45.0 million Guarantee Facility and $20.8 million is guaranteed by a corporate guarantee. No restricted cash is supporting bank guarantees as of June 30, 2026 or as of December 31, 2025.
As of June 30, 2026, the expected expiration dates of our guarantees are as follows:

(In $ millions)	Less than 1 year	2–3 years	4-5 years	Thereafter	Total
Bank guarantees, letters of credit and performance bonds	41.1	5.0	—	1.2	47.3

Schedule of Assets Pledged as Collateral	The Company’s assets pledged as collateral for its debt facilities are as follows:

(In $ millions)	June 30, 2026	December 31, 2025
Book value of jack-up rigs pledged as collateral	3,036.5	2,742.7